Segment Information - Net Revenues (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 8,493	$ 9,735	$ 10,346
NETHERLANDS
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	1,524	1,928	1,863
FRANCE
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	189	172	174
ITALY
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	131	157	149
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	1,014	1,120	1,109
SINGAPORE
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	3,784	4,945	5,939
JAPAN
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	418	497	436
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 1,433	$ 916	$ 676